Significant Components of Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Non-current deferred tax assets:
Net operating loss carry forwards	$ 30,133,600	$ 22,489,800
Research tax credit	3,267,000	2,873,000
Accrued expenses	267,000	0
Stock based compensation	2,451,000	437,000
Total deferred tax assets	36,118,600	25,799,800
Non-current deferred tax liability:
Bonus Section 401 adjustment	(61,000)	(91,000)
Depreciation and amortization	0	(5,000)
Total net deferred tax assets	36,057,600	25,703,800
Valuation allowance	(36,057,600)	(25,703,800)
Net deferred tax assets	$ 0	$ 0